ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
NOTE 14 – ACCUMULATED OTHER COMPREHENSIVE INCOME
A summary of the components of Accumulated other comprehensive income is presented below:

	Total	Cumulative Foreign Currency Translation Adjustment	Unrealized Gains and Losses on Derivatives and Short-term Investments
December 31, 2017	$6,059	$6,058	$1

Other comprehensive loss	(2,629)	(2,629)	—
Unrealized net loss related to short-term investments	(2)	—	(2)

Net current period other comprehensive loss	(2,631)	(2,629)	(2)

December 31, 2018	$3,428	$3,429	$(1)

Other comprehensive income	986	986	—
Unrealized net gain related to short-term investments	1	—	1

Net current period other comprehensive income	987	986	1

December 31, 2019	$4,415	$4,415	$—